F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY FREEDOM INCOME
FUND

FIDELITY FREEDOM INCOME FUND(Registered trademark)

[EFFECTIVE DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

[item Code] FRI-profile-0399

Investment Summary

INVESTMENT OBJECTIVE

FREEDOM INCOME FUND seeks high current income and, as a secondary objective, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers, Inc. (Strategic Advisers)'s principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors already in retirement.
(small solid bullet) Allocating assets among these underlying Fidelity funds according to a stable target asset allocation.
(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds 20%

International
Equity Funds 0%

Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 40.0

Investment-
Grade Fixed-
Income
Funds 40%

High Yield
Fixed-Income
Funds 0%

Money Market
Funds 40%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt or money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial sector.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in Freedom Income's performance from year to year and compares Freedom Income's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

FREEDOM INCOME

Calendar Years                                  1997  1998

                                                %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

AVERAGE ANNUAL RETURNS

For the periods ended [DATE     Past 1 year  Life of fund A,B
OF MOST RECENT CALENDAR
QUARTER END]

Freedom Income                   %            %

Lehman Brothers Aggregate        %            %
Bond Index

Freedom Income Composite Index   %            %

A Beginning January 1 of the first calendar year following the fund's commencement of operations.
B From January 1, 1997.

[If Strategic AdvisersSM had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]

Fidelity Freedom Income Composite Index is a hypothetical representation of the performance of Freedom Income's asset classes according to its respective weightings.

The following indexes are used to calculate Freedom Income's Composite
Index: Wilshire 5000 Index for the domestic equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class. The index weightings of the Composite Index are rebalanced monthly.

Wilshire 5000 is a market capitalization-weighted index of approximately 7,000 U.S. equity securities.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of Freedom Income. [The annual fund operating expenses provided below for the fund do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses A

A Effective November 1,1996, Strategic Advisers has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed __% of its average net assets. This arrangement can be terminated by Strategic Advisers at any time.

[Strategic Advisers has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses [, after reimbursement,] would have been __%.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

Strategic Advisers, Inc. is Freedom Income's investment manager.

Fidelity Management & Research Company (FMR), an affiliate of
Strategic Advisers, is each underlying Fidelity fund's manager.

As the manager, Strategic Advisers administers the asset allocation program for Freedom Income.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling their business affairs. FMR is also responsible for handling the business affairs for Freedom Income.

[Ren Cheng is co-manager of the Freedom Funds, which he has managed since inception. He is also manager of structured investments for Fidelity Management Trust Company, which he has managed since 1994. Mr. Cheng joined Fidelity as a portfolio manager in 1994. Previously, he was a senior portfolio manager for Putnam Investments from 1985 to 1994.]

[Scott Stewart is Vice President and co-manager of the Freedom Funds, which he has managed since inception. He also manages other Fidelity Funds. Mr. Stewart is a Senior Vice President and head of Fidelity's structured equity group. He joined Fidelity in 1987 as a portfolio manager.]

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Freedom Income normally pays dividends monthly, and pays capital gains distributions in May and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Fidelity Freedom Income Fund, Fidelity, Fidelity Investments &
(Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.

Strategic Advisers is a service mark of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY FREEDOM 2000
FUND

FIDELITY FREEDOM 2000 FUND(Registered trademark)


[EFFECTIVE DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

[item Code] F00-profile-0399

Investment Summary

INVESTMENT OBJECTIVE

FREEDOM 2000 FUND seeks high total return.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers, Inc. (Strategic Advisers)'s principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2000.

(small solid bullet) Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds and 40% in money market funds (approximately five to ten years after the year 2000).

(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds __%

International
Equity Funds __%

Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 39.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 13.0

Investment-
Grade Fixed-
Income
Funds __%

High Yield
Fixed-Income
Funds __%

Money Market
Funds __%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt or money market security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) FINANCIAL SERVICES EXPOSURE. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial sector.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in Freedom 2000's performance from year to year and compares Freedom 2000's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

FREEDOM 2000

Calendar Years                                  1997  1998

                                                %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM 2000, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

AVERAGE ANNUAL RETURNS

For the periods ended [DATE   Past 1 year  Life of fundA,B
OF MOST RECENT CALENDAR
QUARTER END]

Freedom 2000                   %            %

Lehman Brothers Aggregate      %            %
Bond Index

Freedom 2000 Composite Index   %            %

A Beginning January 1 of the first calendar year following the fund's commencement of operations.
B From January 1, 1997.

[If Strategic AdvisersSM had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]

Fidelity Freedom 2000 Composite Index is a hypothetical representation of the performance of Freedom 2000's asset classes according to its respective weightings adjusted on June 30 and December 31 of each calendar year for Freedom 2000, to reflect the increasingly conservative asset allocations.

The following indexes are used to calculate Freedom 2000's Composite
Index: Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class. The index weightings of the Composite Index are rebalanced monthly.

Wilshire 5000 is a market capitalization-weighted index of approximately 7,000 U.S. equity securities.

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 1998, the index included over ____ equity securities of companies domiciled in ___ countries.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Merrill Lynch High Yield Master Index is a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of Freedom 2000. [The annual fund operating expenses provided below for the fund do not reflect the effect of any [expense reimbursements][[or] reduction of certain expenses] during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses A

A Effective November 1, 1996, Strategic Advisers has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed __% of its average net assets. This arrangement can be terminated by Strategic Advisers at any time.

[Strategic Advisers has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses [, after reimbursement,] would have been __%.]

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

Strategic Advisers, Inc. is Freedom 2000's investment manager.

Fidelity Management & Research Company (FMR), an affiliate of
Strategic Advisers, is each underlying Fidelity fund's manager.

As the manager, Strategic Advisers administers the asset allocation program for Freedom 2000.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling their business affairs. FMR is also responsible for handling the business affairs for Freedom 2000.

[Ren Cheng is co-manager of the Freedom Funds, which he has managed since inception. He is also manager of structured investments for Fidelity Management Trust Company, which he has managed since 1994. Mr. Cheng joined Fidelity as a portfolio manager in 1994. Previously, he was a senior portfolio manager for Putnam Investments from 1985 to 1994.]

[Scott Stewart is Vice President and co-manager of the Freedom Funds, which he has managed since inception. He also manages other Fidelity Funds. Mr. Stewart is a Senior Vice President and head of Fidelity's structured equity group. He joined Fidelity in 1987 as a portfolio manager.]

Buying Shares

It is expected that the fund will combine its assets with Freedom
Income's assets when the two funds' asset allocation targets match, approximately five to 10 years after the target retirement date.

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Freedom 2000 normally pays dividends and capital gains distributions in May and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Fidelity Freedom 2000 Fund, Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.

Strategic Advisers is a service mark of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY FREEDOM 2010
FUND

FIDELITY FREEDOM 2010 FUND(Registered trademark)


[EFFECTIVE DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

[item Code] F10-profile-0399

Investment Summary

INVESTMENT OBJECTIVE

FREEDOM 2010 FUND seeks high total return.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers, Inc. (Strategic Advisers)'s principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010.

(small solid bullet) Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds and 40% in money market funds (approximately five to ten years after the year 2010).

(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds __%

International
Equity Funds __%

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 0.0

Investment-
Grade Fixed-
Income
Funds __%

High Yield
Fixed-Income
Funds __%

Money Market
Funds __%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in Freedom 2010's performance from year to year and compares Freedom 2010's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

FREEDOM 2010

Calendar Years                                  1997  1998

                                                %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM 2010, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

AVERAGE ANNUAL RETURNS

For the periods ended [DATE   Past 1 year  Life of fundA,B
OF MOST RECENT CALENDAR
QUARTER END]

Freedom 2010                   %            %

S&P 500                        %            %

Freedom 2010 Composite Index   %            %

A Beginning January 1 of the first calendar year following the fund's commencement of operations.
B From January 1, 1997.

[If Strategic AdvisersSM had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Fidelity Freedom 2010 Composite Index is a hypothetical representation of the performance of Freedom 2010's asset classes according to its respective weightings adjusted on June 30 and December 31 of each calendar year for Freedom 2010, to reflect the increasingly conservative asset allocations.

The following indexes are used to calculate Freedom 2010's Composite
Index: Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class. The index weightings of the Composite Index are rebalanced monthly.

Wilshire 5000 is a market capitalization-weighted index of approximately 7,000 U.S. equity securities.

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 1998, the index included over ____ equity securities of companies domiciled in ___ countries.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Merrill Lynch High Yield Master Index is a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of Freedom 2010. [The annual fund operating expenses provided below for the fund do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.][The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses B

B Effective November 1, 1996, Strategic Advisers has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed __% of its average net assets. This arrangement can be terminated by Strategic Advisers at any time. [Strategic Advisers has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses [, after reimbursement,] would have been __%.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management
Strategic Advisers, Inc. is the Freedom 2010's investment manager.

Fidelity Management & Research Company (FMR), an affiliate of
Strategic Advisers, is each underlying Fidelity fund's manager.

As the manager, Strategic Advisers administers the asset allocation program for Freedom 2010.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling their business affairs. FMR is also responsible for handling the business affairs for Freedom 2010.

[Ren Cheng is co-manager of the Freedom Funds, which he has managed since inception. He is also manager of structured investments for Fidelity Management Trust Company, which he has managed since 1994. Mr. Cheng joined Fidelity as a portfolio manager in 1994. Previously, he was a senior portfolio manager for Putnam Investments from 1985 to 1994.]

[Scott Stewart is Vice President and co-manager of the Freedom Funds, which he has managed since inception. He also manages other Fidelity Funds. Mr. Stewart is a Senior Vice President and head of Fidelity's structured equity group. He joined Fidelity in 1987 as a portfolio manager.]

Buying Shares

It is expected that the fund will combine its assets with Freedom
Income's assets when the two funds' asset allocation targets match, approximately five to 10 years after the target retirement date.

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Freedom 2010 normally pays dividends and capital gains distributions in May and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Fidelity Freedom 2010 Fund, Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.

Strategic Advisers is a service mark of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY FREEDOM 2020
FUND

FIDELITY FREEDOM 2020 FUND(Registered trademark)


[EFFECTIVE DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

[item Code] F20-profile-0399

Investment Summary

INVESTMENT OBJECTIVE

FREEDOM 2020 FUND seeks high total return.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers, Inc. (Strategic Advisers)'s principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.

(small solid bullet) Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds and 40% in money market funds (approximately five to ten years after the year 2020).

(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds __%

International
Equity Funds __%

Row: 1, Col: 1, Value: 11.0
Row: 1, Col: 2, Value: 69.0
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 8.0
Row: 1, Col: 5, Value: 0.0

Investment-
Grade Fixed-
Income
Funds __%

High Yield
Fixed-Income
Funds __%

Money Market
Funds __%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN EUROPE. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union (EMU).

(small solid bullet) GEOGRAPHIC CONCENTRATION IN JAPAN. The Japanese economy is currently in a recession. International trade and government policy, significantly affect economic growth.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN SOUTHEAST ASIA. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy and political and social stability significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.

(small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in Freedom 2020's performance from year to year and compares Freedom 2020's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

FREEDOM 2020

Calendar Years                                  1997  1998

                                                %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM 2020, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

AVERAGE ANNUAL RETURNS

For the periods ended [DATE   Past 1 year  Life of fundA,B
OF MOST RECENT CALENDAR
QUARTER END]

Freedom 2020                   %            %

S&P 500                        %            %

Freedom 2020 Composite Index   %            %

A Beginning January 1 of the first calendar year following the fund's commencement of operations.
B From January 1, 1997.

[If Strategic AdvisersSM had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Fidelity Freedom 2020 Composite Index is a hypothetical representations of the performance of Freedom 2020's asset classes according to its respective weightings adjusted on June 30 and December 31 of each calendar year for Freedom 2020, to reflect the increasingly conservative asset allocations.

The following indexes are used to calculate Freedom 2020's Composite
Index: Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class. The index weightings of the Composite Index are rebalanced monthly.

Wilshire 5000 is a market capitalization-weighted index of approximately 7,000 U.S. equity securities.

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 1998, the index included over ____ equity securities of companies domiciled in ___ countries.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Merrill Lynch High Yield Master Index is a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of Freedom 2020. [The annual fund operating expenses provided below for the fund do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.] [The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses A

A Effective November 1, 1996, Strategic Advisers has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed __% of its average net assets. This arrangement can be terminated by Strategic Advisers at any time.

[Strategic Advisers has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses [, after reimbursement,] would have been __%.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

Strategic Advisers, Inc. is Freedom 2020's investment manager.

Fidelity Management & Research Company (FMR), an affiliate of
Strategic Advisers, is each underlying Fidelity fund's manager.

As the manager, Strategic Advisers administers the asset allocation program for Freedom 2020.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling their business affairs. FMR is also responsible for handling the business affairs for Freedom 2020.

[Ren Cheng is co-manager of the Freedom Funds, which he has managed since inception. He is also manager of structured investments for Fidelity Management Trust Company, which he has managed since 1994. Mr. Cheng joined Fidelity as a portfolio manager in 1994. Previously, he was a senior portfolio manager for Putnam Investments from 1985 to 1994.]

[Scott Stewart is Vice President and co-manager of the Freedom Funds, which he has managed since inception. He also manages other Fidelity Funds. Mr. Stewart is a Senior Vice President and head of Fidelity's structured equity group. He joined Fidelity in 1987 as a portfolio manager.]

Buying Shares

It is expected that the fund will combine its assets with Freedom
Income's assets when the two funds' asset allocation targets match, approximately five to 10 years after the target retirement date.

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Freedom 2020 normally pays dividends and capital gains distributions in May and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Fidelity Freedom 2020 Fund, Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.

Strategic Advisers is a service mark of FMR Corp.



F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY FREEDOM 2030
FUND

FIDELITY FREEDOM 2030 FUND(Registered trademark)


[EFFECTIVE DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com. (fidelity_logo_graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

[item Code] F30-profile-0399

Investment Summary

INVESTMENT OBJECTIVE

FREEDOM 2030 FUND seeks high total return.

PRINCIPAL INVESTMENT STRATEGIES

Strategic Advisers, Inc. (Strategic Advisers)'s principal investment strategies include:

(small solid bullet) Investing in a combination of Fidelity equity, fixed-income and money market funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.

(small solid bullet) Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds and 40% in money market funds (approximately five to ten years after the year 2030).

(small solid bullet) Using a target asset allocation as of March 31, 1999 of approximately:


Domestic
Equity
Funds __%

International
Equity Funds __%

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 70.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 10.0
Row: 1, Col: 5, Value: 0.0

Investment-
Grade Fixed-
Income
Funds __%

High Yield
Fixed-Income
Funds __%

Money Market
Funds __%

PRINCIPAL INVESTMENT RISKS

The fund is subject to the following principal investment risks:

(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.

(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN EUROPE. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union (EMU).

(small solid bullet) GEOGRAPHIC CONCENTRATION IN JAPAN. The Japanese economy is currently in a recession. International trade and government policy, significantly affect economic growth.

(small solid bullet) GEOGRAPHIC CONCENTRATION IN SOUTHEAST ASIA. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy and political and social stability significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.

(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

(small solid bullet) "GROWTH" INVESTING. "Growth" stocks can perform differently than the market as a whole and other types of stocks and can be more volatile than other types of stocks.

(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance

The following information illustrates the changes in Freedom 2030's performance from year to year and compares Freedom 2030's performance to the performance of a market index and a combination of market indexes over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

FREEDOM 2030

Calendar Years                                  1997  1998

                                                %     %


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil

DURING THE PERIODS SHOWN IN THE CHART FOR FREEDOM 2030, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER:
[MONTH][DATE]], 199_) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING [CALENDAR QUARTER: [MONTH][DATE]], 199_).

AVERAGE ANNUAL RETURNS

For the periods ended [DATE    Past 1 year  Life of fundA
OF MOST RECENT CALENDAR
QUARTER END]

Freedom 2030                    %            %

S&P 500                         %            %

Freedom 2030 Composite Index    %            %

A Beginning January 1 of the first calendar year following the fund's commencement of operations.
B From January 1, 1997.

[If Strategic AdvisersSM had not reimbursed certain fund expenses during these periods, the fund's returns would have been lower.]

Standard & Poor's 500 Index (S&P 500(registered trademark)) is a market capitalization-weighted index of common stocks.

Fidelity Freedom 2030 Composite Index is a hypothetical representation of the performance of Freedom 2030's asset classes according to its respective weightings adjusted on June 30 and December 31 of each calendar year for Freedom 2030, to reflect the increasingly conservative asset allocations.

The following indexes are used to calculate Freedom 2030's Composite
Index: Wilshire 5000 Index for the domestic equity fund class, Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index for the international equity fund class, Lehman Brothers Aggregate Bond Index for the investment grade fixed-income fund class, Merrill Lynch High Yield Master Index for the high yield fixed-income fund class, and Lehman Brothers 3-Month Treasury Bill Index for the money market fund class. The index weightings of the Composite Index are rebalanced monthly.

Wilshire 5000 is a market capitalization-weighted index of approximately 7,000 U.S. equity securities.

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 1998, the index included over ____ equity securities of companies domiciled in ___ countries.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Merrill Lynch High Yield Master Index is a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of Freedom 2030. [The annual fund operating expenses provided below for the fund do not reflect the effect of any [expense reimbursements] [[or] reduction of certain expenses] during the period.][The annual fund operating expenses provided below for the fund are based on historical expenses.]

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee               %

Distribution and Service     None
(12b-1) fee

Other expenses               %

Total annual fund operating  %
expenses A

A Effective November 1, 1996, Strategic Advisers has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed __% of its average net assets. This arrangement can be terminated by Strategic Advisers at any time.

[Strategic Advisers has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses [, after reimbursement,] would have been __%.]

This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 year    $

3 years   $

5 years   $

10 years  $

Fund Management

Strategic Advisers, Inc. is Freedom 2030's investment manager.

Fidelity Management & Research Company (FMR), an affiliate of
Strategic Advisers, is each underlying Fidelity fund's manager.

As the manager, Strategic Advisers administers the asset allocation program for Freedom 2030.

As the manager for the underlying Fidelity funds, FMR is responsible for choosing each fund's investments and handling their business affairs. FMR is also responsible for handling the business affairs for Freedom 2030.

[Ren Cheng is co-manager of the Freedom Funds, which he has managed since inception. He is also manager of structured investments for Fidelity Management Trust Company, which he has managed since 1994. Mr. Cheng joined Fidelity as a portfolio manager in 1994. Previously, he was a senior portfolio manager for Putnam Investments from 1985 to 1994.]

[Scott Stewart is Vice President and co-manager of the Freedom Funds, which he has managed since inception. He also manages other Fidelity Funds. Mr. Stewart is a Senior Vice President and head of Fidelity's structured equity group. He joined Fidelity in 1987 as a portfolio manager.]

Buying Shares

It is expected that the fund will combine its assets with Freedom
Income's assets when the two funds' asset allocation targets match, approximately five to 10 years after the target retirement date.

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).

If you buy through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

Distributions and Taxes

Freedom 2030 normally pays dividends and capital gains distributions in May and December.

You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

(small solid bullet) 24 hour telephone assistance, 1-800-544-6666;

(small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;

(small solid bullet) Fidelity's Web site, www.fidelity.com;

(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;

(small solid bullet) Over 75 walk-in Investor Centers nationwide;

(small solid bullet) Exchange privileges among Fidelity funds; and

(small solid bullet) Regular investment and withdrawal plans.

Fidelity Freedom 2030 Fund, Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.

Strategic Advisers is a service mark of FMR Corp.





====================Front of Application======================
FIDELITY MUTUAL FUND                 (Fidelity Logo Graphic)
NEW ACCOUNT APPLICATION              (registered trademark)
                                     P.O. Box 5000
                                     Cincinnati, OH 45273-8698

You may invest in the fund either after reviewing the profile(s) for the fund(s) or after requesting and reviewing the prospectus(es) and other information for the fund(s).

For help with this application, or for an IRA, Keogh or Business Account application, call us anytime at 1-800-544-8888.

If you are opening your account by an exchange from an existing
Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT
______________________________________________________________
Account registration:
______________________________________________________________
__ Individual  __ Joint Tenants -     __ Custodial
                  Rights of              (UGMA/UTMA)
                  Survivorship 1         Under the (state)
               __ Tenants in Common 1    ____ Uniform
               __ Community Property 1   Gifts/Transfer
                                         to Minors Act
______________________________________________________________
/_/ Trust Accounts:
______________________________________________________________
Trustee(s) Name                         Trust Taxpayer
(first, MI, last):                      Identification Number:
______________________________________________________________
Name of Trust:    for the benefit of:     Date of Trust
                                          (Month, day, year):
______________________________________________________________
Name:
______________________________________________________________
Account Owner/                     Joint Owner/Custodian Name
Minor Name (first, MI, last):      (first, MI, last):
______________________________________________________________
Address and Phone:                  /_/ Check here if this is
                                        a new address.
______________________________________________________________
Street Address and             City           State       Zip
Apartment or Box Number: 2
______________________________________________________________
Evening Phone (Home):         Daytime Phone (Work):
(    )                        (    )
______________________________________________________________
1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with rights of survivorship. Types of joint ownership are governed by the laws of your state of residence. If you need more information about which are appropriate in your state, please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your residential address with this application.


2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION
______________________________________________________________
                    Account Owner/Minor   Joint Account Owner/
                                          Custodian 1
______________________________________________________________
Social Security     ___________________   ___________________
or taxpayer
identification number 1:
Date of Birth
(month/day/year)    ______ _____ ______   _______ ____ ______
______________________________________________________________
Citizenship
  Country of
  citizenship:      _U.S. _Other________  _U.S. _Other_______
  Country of
  tax residence:    _U.S. _Other________  _U.S. _Other_______
______________________________________________________________
Occupation: We
are required by the
National Association
of Securities
Dealers (NASD) to
ask for this
information.
______________________________________________________________
Employer's Name
and Address:
______________________________________________________________
Affiliations:       _I am affiliated      _I am affiliated
                     with, or work for,    with, or work for,
                     a member firm of      a member firm of
                     the NASD              the NASD
______________________________________________________________
1 The Social Security Number or taxpayer identification number for account owner/minor is used for tax reporting purposes. (The custodian's Social Security Number will be used to determine eligibility for maintenance fee waivers.)


3: INVESTMENT INFORMATION
______________________________________________________________
Please make your check payable to the full name of the Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure to read the profile(s) or the prospectus(es) for the fund(s) you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es) when [it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund
                         minimums vary, see the profile or the
                         prospectus for additional details.
A.______________________ $____,________,________._______
B.______________________ $____,________,________._______
C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions Check one box: (If no box is checked, we will reinvest all distributions.)

_ Reinvest all dividends _ Pay all dividends _ Pay all
  and capital gains in     and capital gains   dividends and
  my account.              directly to my      capital gains
                           bank account via    to me by check.
                           MoneyLine
                           (registered
                           trademark). Please
                           attach a voided
                           check.
______________________________________________________________
* Note that some funds may charge a sales load and/or a short-term trading fee. In addition an annual Fidelity mutual fund maintenance fee of $12 may be deducted from accounts with a balance of less than $2,500. Minimum initial investments vary by fund. See your profile or your prospectus for additional details.

====================Back of Application=======================

4: OPTIONAL ACCOUNT FEATURES
______________________________________________________________
Fidelity Automatic Account Builder (registered trademark)
This service lets you invest automatically (monthly or quarterly) from your bank account to your Fidelity account. Change or cancel your plan anytime with a phone call at least one business day before your scheduled investment. (Automatic Account Builder normally becomes active 20 days after your application is processed.)

To establish this feature, complete the information below and staple to the left a voided check from your bank account. One common name must appear on your Fidelity and bank accounts.

Assign   Investment Amount  Investment Frequency        (month,
to Fund  (Spartan minimum:  (check one)                  day,
(from    $500; Non-Spartan                               year)
Section  minimum: $100)
3)
__A.     $____,______.____  _Monthly _Quarterly beginning ____
__B.     $____,______.____  _Monthly _Quarterly beginning ____
__C.     $____,______.____  _Monthly _Quarterly beginning ____

Direct Deposit

This service lets you invest directly from your paycheck or your Social Security check. The minimum investment is $100 per pay period. To establish this feature, check the appropriate box below. We will send you an authorization form to complete and give to your employer.

_My check is from the  _My check is from someone other than
 federal government.    the federal government.

Transfers Between Your Bank & Fidelity

This electronic link with your bank account offers flexible access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity MoneyLine (Registered trademark). (See the prospectus for details and minimum amounts. MoneyLine normally becomes active 20 days after your application is processed.) Your bank may charge a fee. This feature is not available with passbook savings accounts.

_ To establish this feature, check the box at left and staple a voided check from your bank account. One common name must appear on your Fidelity and bank accounts. [F3]

Telephone Redemptions & Exchanges

You automatically have the ability to make redemptions or exchanges by telephone. Exchanges can be made only between Fidelity funds that have the same account ownership. Each fund has rules on the number of exchanges allowed each year. Some funds have administrative fees (of up to $7.50) and trading fees (of up to 3.0% on exchanges. (See the appropriate fund's prospectus for details.) The exchange privilege may be terminated or modified by Fidelity in the future.

Checkwriting

_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on all funds. In addition there may be a charge for checkwriting. See prospectus for details.
______________________________________________________________
STAPLE VOIDED CHECK HERE.
______________________________________________________________
5: SIGNATURE

Each owner must sign this section.

By signing this application, I certify that:

(bullet) I have received and read the profile or the prospectus for the fund in which I am investing. [I understand that if I am investing based on the profile, I will be sent a prospectus with my confirmation.] I agree to the terms of the profile and the prospectus. I have the authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for me. It is my responsibility to read the prospectus of any fund into which I exchange.

(bullet) I understand that all information provided in sections 1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.
(bullet) I understand that neither this fund nor Fidelity Distributors Corporation is a bank, and fund shares are not backed or guaranteed by any bank or insured by the FDIC.

(bullet) I ratify any instructions, including telephone instructions, given on this account. I agree that neither the fund nor Fidelity Service Company, Inc. will be liable for any loss, cost or expense for acting upon any instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.) I consent to the use of recorded telephone conversations.

(bullet) I understand that for joint tenant accounts "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. Fidelity Service Company, Inc. in its sole discretion, and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner.

(bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1) the Social Security or taxpayer identification number provided above is correct (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not apply to you.)

(bullet) If I am a Non-Resident Alien, as I have indicated above, I certify under penalties of perjury that I am not a U.S. Citizen or Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to qualify for the reduced tax, and I am an exempt foreign person under IRS regulations.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner
        Date (month,day,year)         Date (month,day,year)
X____________________________ X______________________________
For trusts, all trustees must sign. Only the custodian should sign the application for custodial accounts.

Not authorized for distribution unless preceded or accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation   MFFK-APP-0998
                                                 1.706324.101



===================Front of Signature Card====================
SIGNATURE CARD FOR CHECKWRITING     ________________________
Please do not detach this card.

Checkwriting is available only for money market funds and certain bond funds. Checkwriting minimums vary and fees may apply. See prospectus for more information.

                             Please sign within the boxes
                             below using BLACK BALLPOINT INK.
Please use a pen and print
clearly in CAPITAL LETTERS.

Owner's Name
(first,MI,last):
____________________________ X________________________________
Joint Owner's Name
(first,MI,last):
____________________________ X________________________________
__Check here if more than one
  signature will be required
  on checks. If this box is
  not checked, only one
  signature will be required
  on checks.                                           8324100
==================Back of Signature Card======================
By signing this signature card on the reverse side, the signatory(ies) agree(s) to be subject to the terms and conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the fund(s) and of UMB Bank, n.a.. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. All checks will require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the shareholders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated by the shareholders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Shareholders will be subject to the Bank's rules, regulations and associated laws governing check collection, including the Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows:

1. All items, with exception of those drawn on Spartan (registered trademark) money market funds, Fidelity Daily Income Trust ("FDIT"), and Fidelity Municipal Money Market Fund, must be for a minimum of $500 (or such other minimum amounts as may from time to time be established upon prior written notice to the shareholders, including the accounts of Spartan money market funds, FDIT and Fidelity Municipal Money Market Fund), or they may be returned to shareholders marked "Refer to Maker."

2 This card supersedes any card already on file for the same
T Master Account or fund or account number.

3. Refer to the fund prospectus for minimum check amounts and any applicable fees.

4. You may obtain a copy of the "Statement of Terms and Conditions" applicable to your account by calling Fidelity.